LOANS - Financial Leasing Contracts Receivable (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of loans and receivables [Line Items]
Gross investment in contracts of financial leasing	$ 18,125,502	$ 17,408,786
Net investment	12,161,757	11,426,176
Not later than one year [member]
Disclosure of loans and receivables [Line Items]
Gross investment in contracts of financial leasing	2,284,884	2,296,714
Net investment	1,582,650	1,579,195
More than 1 year and no more than 5 years
Disclosure of loans and receivables [Line Items]
Gross investment in contracts of financial leasing	8,013,317	6,799,539
Net investment	5,002,687	4,870,790
Later than five years [member]
Disclosure of loans and receivables [Line Items]
Gross investment in contracts of financial leasing	7,827,301	8,312,533
Net investment	$ 5,576,420	$ 4,976,191